PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended			99 Months Ended	105 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2013
Depreciation	$ 0	[1]	$ 0	$ 2	$ 0	$ 0	$ 11	$ 11

[1]	Represents an amount lower than $ 1.